UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Profile I Portfolios

Annual Report

December 31, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Maxim Conservative Profile I Portfolio

Management Discussion

In 2010, the Maxim Conservative Profile I Portfolio posted an 8.73% return. This return was obtained in a year where most of the major stock indexes were up. For the full year, international stocks as measured by the MSCI EAFE Index gained 8.21% while domestic stocks as measured by the Wilshire 5000 Index gained 17.16%. With respect to bonds, the Barclay’s Capital U.S. Aggregate Bond Index rose 6.54%, while the shorter-term Barclay’s Capital 1-3 Year Credit Bond Index returned 4.15%. With that as a backdrop, the Portfolio outperformed its composite benchmark by 1.39% net of fees (composite benchmark return was 7.34%). Performance relative to the benchmarks was aided on the equity side by exposure to the Maxim Small-Cap Value Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio. On the bond/fixed income side, exposure to the Maxim Putnam High Yield Bond Portfolio and the Maxim Global Bond Portfolio were positive contributors to performance. Somewhat offsetting these positive returns relative to benchmark was exposure to the Maxim Invesco ADR Portfolio, the Maxim Janus Large Cap Growth Portfolio, and a fixed interest contract issued by Great-West Life & Annuity Insurance Company.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index*	Wilshire 5000 Index	Barclays Capital U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2001	10,291.00	10,331.28	8,903.00	10,844.00
2002	10,219.99	10,528.86	7,045.83	11,956.59
2003	11,377.92	11,740.07	9,275.14	12,446.81
2004	12,165.27	12,462.43	10,432.67	12,986.88
2005	12,676.21	12,919.02	11,098.28	13,302.33
2006	13,662.42	13,930.19	12,848.48	13,878.32
2007	14,422.05	14,880.72	13,570.56	14,845.64
2008	12,436.13	13,254.01	8,518.24	15,623.56
2009	14,971.86	15,182.07	10,928.90	16,550.03
2010	16,278.90	16,458.33	12,804.30	17,632.40

*The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Bond Index.

Average Annual Total Returns for the Periods Ended December 31, 2010

One Year	Five Years	Ten Years
8.73%	5.13%	5.26%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	41.01%
Fixed Interest Contract	22.37%
International Equity	7.09%
Large Cap Equity	16.04%
Mid Cap Equity	7.02%
Small Cap Equity	6.47%
Short-Term Bond	41.01%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/10)	Ending Account Value (12/31/10)	Expenses Paid During Period* (07/01/10 - 12/31/10)

Actual	$1,000.00	$1,086.59	$1.31

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.95	$1.28

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderately Conservative Profile I Portfolio

Management Discussion

In 2010, the Maxim Moderately Conservative Profile I Portfolio posted a 10.04% return. This return was obtained in a year where most of the major stock indexes were up. For the full year, international stocks as measured by the MSCI EAFE Index gained 8.21% while domestic stocks as measured by the Wilshire 5000 Index gained 17.16%. With respect to bonds, the Barclay’s Capital U.S. Aggregate Bond Index rose 6.54%, while the shorter-term Barclay’s Capital 1-3 Year Credit Bond Index returned 4.15%. With that as a backdrop, the Portfolio outperformed its composite benchmark by 1.38% net of fees (composite benchmark return was 8.66%). Performance relative to the benchmarks was aided on the equity side by exposure to the Maxim Small-Cap Value Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio. On the bond/fixed income side, exposure to the Maxim Putnam High Yield Bond Portfolio and the Maxim Global Bond Portfolio were positive contributors to performance. Somewhat offsetting these positive returns relative to benchmark was exposure to the Maxim Invesco ADR Portfolio, the Maxim Janus Large Cap Growth Portfolio, and a fixed interest contract issued by Great-West Life & Annuity Insurance Company.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index*	Wilshire 5000 Index	Barclays Capital U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2001	9,934.00	9,831.19	8,903.00	10,844.00
2002	9,406.50	9,490.98	7,045.83	11,956.59
2003	10,957.64	11,171.57	9,275.14	12,446.81
2004	12,016.14	12,160.90	10,432.67	12,986.88
2005	12,729.90	12,801.94	11,098.28	13,302.33
2006	13,990.16	14,234.61	12,848.48	13,878.32
2007	14,886.93	15,220.85	13,570.56	14,845.64
2008	12,190.91	12,523.38	8,518.24	15,623.56
2009	14,883.88	14,755.99	10,928.90	16,550.03
2010	16,378.22	16,203.36	12,804.30	17,632.40

*The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks,

the MSCI EAFE Index; and for bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Bond Index.

Average Annual Total Returns for the Periods Ended December 31, 2010

One Year	Five Years	Ten Years
10.04%	5.17%	5.06%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	32.99%
Fixed Interest Contract	21.85%
International Equity	11.12%
Large-Cap Equity	23.02%
MidCap Equity	8.02%
Small-Cap Equity	3.00%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/10)	Ending Account Value (12/31/10)	Expenses Paid During Period* (07/01/10 - 12/31/10)

Actual	$1,000.00	$1,116.91	$1.33

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.95	$1.28

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderate Profile I Portfolio

Management Discussion

In 2010, the Maxim Moderate Profile I Portfolio posted an 11.54% return. This return was obtained in a year where most of the major stock indexes were up. For the full year, international stocks as measured by the MSCI EAFE Index gained 8.21% while domestic stocks as measured by the Wilshire 5000 Index gained 17.16%. With respect to bonds, the Barclay’s Capital U.S. Aggregate Bond Index rose 6.54%, while the shorter-term Barclay’s Capital 1-3 Year Credit Bond Index returned 4.15%. With that as a backdrop, the Portfolio outperformed its composite benchmark by 1.71% net of fees (composite benchmark return was 9.83%). Performance relative to the benchmarks was aided on the equity side by exposure to the Maxim Small-Cap Value Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio. On the bond/fixed income side, exposure to the

Maxim Putnam High Yield Bond Portfolio and the Maxim Global Bond Portfolio were positive contributors to performance. Somewhat offsetting these positive returns relative to benchmark was exposure to the Maxim Invesco ADR Portfolio, the Maxim Janus Large Cap Growth Portfolio, and a fixed interest contract issued by Great-West Life & Annuity Insurance Company.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index*	Wilshire 5000 Index	Barclays Capital U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2001	9,726.00	9,540.04	8,903.00	10,844.00
2002	8,897.34	8,764.57	7,045.83	11,956.59
2003	10,693.72	10,678.60	9,275.14	12,446.81
2004	11,906.39	11,754.68	10,432.67	12,986.88
2005	12,655.30	12,443.97	11,098.28	13,302.33
2006	14,171.40	14,050.12	12,848.48	13,878.32
2007	15,181.82	15,039.32	13,570.56	14,845.64
2008	11,645.98	11,502.78	8,518.24	15,623.56
2009	14,491.09	13,898.23	10,928.90	16,550.03
2010	16,163.36	15,440.60	12,804.30	17,632.40

*The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Bond Index.

Average Annual Total Returns for the Periods Ended December 31, 2010

One Year	Five Years	Ten Years
11.54%	5.01%	4.92%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	23.96%
Fixed Interest Contract	15.88%
International Equity	16.17%
Large-Cap Equity	28.01%
MidCap Equity	10.00%
Small-Cap Equity	5.98%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/10)	Ending Account Value (12/31/10)	Expenses Paid During Period* (07/01/10 - 12/31/10)

Actual	$1,000.00	$1,149.69	$1.35

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.95	$1.28

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderately Aggressive Profile I Portfolio

Management Discussion

In 2010, the Maxim Moderately Aggressive Profile I Portfolio posted a 13.16% return. This return was obtained in a year where most of the major stock indexes were up. For the full year, international stocks as measured by the MSCI EAFE Index gained 8.21% while domestic stocks as measured by the Wilshire 5000 Index gained 17.16%. With respect to bonds, the Barclay’s Capital U.S. Aggregate Bond Index rose 6.54%, while the shorter-term Barclay’s Capital 1-3 Year Credit Bond Index returned 4.15%. With that as a backdrop, the Portfolio outperformed its composite benchmark by 2.2% net of fees (composite benchmark return was 10.96%). Performance relative to the benchmarks was aided on the equity side by exposure to the Maxim Small-Cap Value Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio. On the bond/fixed income side, exposure to the Maxim Putnam High Yield Bond Portfolio and the Maxim Global Bond

Portfolio were positive contributors to performance. Somewhat offsetting these positive returns relative to benchmark was exposure to the Maxim Invesco ADR Portfolio, the Maxim Janus Large Cap Growth Portfolio, and a fixed interest contract issued by Great-West Life & Annuity Insurance Company.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index*	Wilshire 5000 Index	Barclays Capital U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2001	9,536.00	9,132.25	8,903.00	10,844.00
2002	8,388.82	8,056.47	7,045.83	11,956.59
2003	10,397.10	10,202.41	9,275.14	12,446.81
2004	11,788.23	11,477.64	10,432.67	12,986.88
2005	12,690.03	12,315.62	11,098.28	13,302.33
2006	14,439.99	14,247.02	12,848.48	13,878.32
2007	15,486.89	15,244.63	13,570.56	14,845.64
2008	10,803.65	10,803.34	8,518.24	15,623.56
2009	13,891.34	13,365.74	10,928.90	16,550.03
2010	15,719.44	15,020.01	12,804.30	17,632.40

*The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Bond Index.

Average Annual Total Returns for the Periods Ended December 31, 2010

One Year	Five Years	Ten Years
13.16%	4.38%	4.63%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	17.96%
Fixed Interest Contract	8.92%
International Equity	19.18%
Large-Cap Equity	29.97%
MidCap Equity	16.00%
Small-Cap Equity	7.97%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/10)	(12/31/10)	(07/01/10 - 12/31/10)

Actual	$1,000.00	$1,179.81	$1.37

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.95	$1.28

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Aggressive Profile I Portfolio

Management Discussion

In 2010, the Maxim Aggressive Profile I Portfolio posted a 15.55% return. This return was obtained in a year where most of the major stock indexes were up. For the full year, international stocks as measured by the MSCI EAFE Index gained 8.21% while domestic stocks as measured by the Wilshire 5000 Index gained 17.16%. With that as a backdrop, the Portfolio outperformed its composite benchmark by 2.38% net of fees (composite benchmark return was 13.17%). Performance relative to the benchmarks was aided on the equity side by exposure to the Maxim Small-Cap Value Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio. Somewhat offsetting these positive returns relative to benchmark was exposure to the Maxim Invesco ADR Portfolio and the Maxim Janus Large Cap Growth Portfolio.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index*	Wilshire 5000 Index
	10,000.00	10,000.00	10,000.00
2001	9,425.00	8,595.80	8,903.00
2002	7,764.32	6,936.81	7,045.83
2003	10,137.87	9,288.22	9,275.14
2004	11,850.15	10,676.38	10,432.67
2005	12,890.59	11,602.07	11,098.28
2006	14,893.79	13,817.72	12,848.48
2007	15,954.23	14,801.89	13,570.56
2008	9,566.16	9,075.41	8,518.24
2009	12,723.95	11,738.13	10,928.90
2010	14,702.52	13,468.74	12,804.30

*The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; and for international stocks, the MSCI EAFE Index.

Average Annual Total Returns for the Periods Ended December 31, 2010

One Year	Five Years	Ten Years
15.55%	2.66%	3.93%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	0.00%
International Equity	27.21%
Large-Cap Equity	36.90%
MidCap Equity	22.96%
Small-Cap Equity	12.93%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/10)	(12/31/10)	(07/01/10 - 12/31/10)

Actual	$1,000.00	$1,239.74	$1.41

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.95	$1.28

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Year Ended December 31, 2010

Maxim Aggressive Profile I, Maxim Conservative Profile I, Maxim Moderate

Profile I, Maxim Moderately Aggressive Profile I and Maxim Moderately

Conservative Profile I Portfolios

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE I PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares		Value ($)

EQUITY MUTUAL FUNDS

492,354	Maxim Invesco ADR Portfolio	6,243,045
990,662	Maxim Janus Large Cap Growth Portfolio	11,561,030
133,822	Maxim Loomis Sayles Small-Cap Value Portfolio	2,735,324
561,455	Maxim MFS International Growth Portfolio	6,192,849
784,339	Maxim MFS International Value Portfolio	6,204,124
642,278	Maxim MidCap Value Portfolio	6,268,629
182,059	Maxim Small-Cap Growth Portfolio	3,391,760
247,053	Maxim Small-Cap Value Portfolio	2,732,406
469,694	Maxim T. Rowe Price Equity/Income Portfolio	6,871,619
173,101	Maxim T. Rowe Price MidCap Growth Portfolio	3,169,486
455,095	Putnam Equity Income Fund	6,849,185
506,832	Putnam Multi-Cap Value Fund A	6,294,853

TOTAL EQUITY MUTUAL FUNDS --- 100.00%		$68,514,310

(Cost $54,885,172)

OTHER ASSETS & LIABILITIES --- 0.00%		$(258)

TOTAL NET ASSETS ---100%		$68,514,052

(Cost $54,885,172)

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE I PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares			Value ($)

EQUITY MUTUAL FUNDS

52,514		Maxim Invesco ADR Portfolio	665,875
144,054		Maxim Janus Large Cap Growth Portfolio	1,681,110
60,142		Maxim MFS International Growth Portfolio	663,361
83,657		Maxim MFS International Value Portfolio	661,727
81,754		Maxim MidCap Value Portfolio	797,919
96,756		Maxim T. Rowe Price Equity/Income Portfolio	1,415,540
20,464		Maxim T. Rowe Price MidCap Growth Portfolio	374,690
93,750		Putnam Equity Income Fund	1,410,940
64,443		Putnam Multi-Cap Value Fund A	800,376

TOTAL EQUITY MUTUAL FUNDS --- 30.15%			$8,471,538

(Cost $6,924,973)

BOND MUTUAL FUNDS

279,519		Maxim Federated Bond Portfolio	2,946,135
303,693		Maxim Global Bond Portfolio	2,957,973
140,426		Maxim Putnam High Yield Bond Portfolio	1,124,811
176,415		Maxim Short Duration Bond Portfolio	1,817,079
321,581		Maxim U.S. Government Mortgage Securities Portfolio	3,923,289
95,590		Putnam High Yield Advantage Fund A	570,671

TOTAL BOND MUTUAL FUNDS --- 47.48%			$13,339,958

(Cost $12,967,061)

FIXED INTEREST CONTRACT

Interest			Value ($)

5,249,439	*	Great-West Life & Annuity Contract	$6,286,677

TOTAL FIXED INTEREST CONTRACT --- 22.37%
(Cost $6,063,874)

TOTAL INVESTMENTS --- 100.00%			$28,098,173

(Cost $25,955,908)

OTHER ASSETS & LIABILITIES --- 0.00%			$(574)

TOTAL NET ASSETS --- 100%			$28,097,599

(Cost $25,955,908)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE I PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares			Value ($)

EQUITY MUTUAL FUNDS

776,794		Maxim Invesco ADR Portfolio	9,849,747
1,862,941		Maxim Janus Large Cap Growth Portfolio	21,740,517
133,692		Maxim Loomis Sayles Small-Cap Value Portfolio	2,732,656
887,475		Maxim MFS International Growth Portfolio	9,788,851
1,237,460		Maxim MFS International Value Portfolio	9,788,306
607,091		Maxim MidCap Value Portfolio	5,925,210
291,009		Maxim Small-Cap Growth Portfolio	5,421,492
246,812		Maxim Small-Cap Value Portfolio	2,729,744
1,001,034		Maxim T. Rowe Price Equity/Income Portfolio	14,645,129
345,614		Maxim T. Rowe Price MidCap Growth Portfolio	6,328,193
969,919		Putnam Equity Income Fund	14,597,282
478,544		Putnam Multi-Cap Value Fund A	5,943,520

TOTAL EQUITY MUTUAL FUNDS --- 60.16%			$109,490,647

(Cost $83,853,472)

BOND MUTUAL FUNDS

1,204,938		Maxim Federated Bond Portfolio	12,700,042
1,309,171		Maxim Global Bond Portfolio	12,751,322
454,013		Maxim Putnam High Yield Bond Portfolio	3,636,644
1,039,692		Maxim U.S. Government Mortgage Securities Portfolio	12,684,239
309,013		Putnam High Yield Advantage Fund A	1,844,809

TOTAL BOND MUTUAL FUNDS --- 23.96%			$43,617,056

(Cost $41,377,750)

FIXED INTEREST CONTRACT

Interest			Value ($)

24,137,513	*	Great-West Life & Annuity Contract	$28,906,851

TOTAL FIXED INTEREST CONTRACT --- 15.88%
(Cost $27,850,406)

TOTAL INVESTMENTS --- 100.00%			$182,014,554

(Cost $153,081,628)

OTHER ASSETS & LIABILITIES --- 0.00%			$(2,588)

TOTAL NET ASSETS --- 100%			$182,011,966

(Cost $153,081,628)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares				Value ($)

EQUITY MUTUAL FUNDS

699,456		Maxim Invesco ADR Portfolio		8,869,102
1,530,176		Maxim Janus Large Cap Growth Portfolio		17,857,153
168,939		Maxim Loomis Sayles Small-Cap Value Portfolio		3,453,116
798,885		Maxim MFS International Growth Portfolio		8,811,705
1,114,263		Maxim MFS International Value Portfolio		8,813,823
896,506		Maxim MidCap Value Portfolio		8,749,896
220,641		Maxim Small-Cap Growth Portfolio		4,110,541
311,883		Maxim Small-Cap Value Portfolio		3,449,428
806,410		Maxim T. Rowe Price Equity/Income Portfolio		11,797,778
250,063		Maxim T. Rowe Price MidCap Growth Portfolio		4,578,661
781,346		Putnam Equity Income Fund		11,759,261
706,678		Putnam Multi-Cap Value Fund A		8,776,935

TOTAL EQUITY MUTUAL FUNDS --- 73.12%			$	101,027,399

(Cost $75,725,905)

BOND MUTUAL FUNDS

652,563		Maxim Federated Bond Portfolio		6,878,009
709,009		Maxim Global Bond Portfolio		6,905,744
344,232		Maxim Putnam High Yield Bond Portfolio		2,757,296
563,069		Maxim U.S. Government Mortgage Securities Portfolio		6,869,443
234,272		Putnam High Yield Advantage Fund A		1,398,602

TOTAL BOND MUTUAL FUNDS --- 17.96%			$	24,809,094

(Cost $23,635,405)

FIXED INTEREST CONTRACT

Interest				Value ($)

10,294,404	*	Great-West Life & Annuity Contract	$	12,328,477

TOTAL FIXED INTEREST CONTRACT --- 8.92%
(Cost $12,057,356)

TOTAL INVESTMENTS --- 100.00%			$	138,164,970

(Cost $111,418,666)

OTHER ASSETS & LIABILITIES --- 0.00%			$	(1,388)

TOTAL NET ASSETS --- 100%			$	138,163,582

(Cost $111,418,666)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares				Value ($)

EQUITY MUTUAL FUNDS

130,254		Maxim Invesco ADR Portfolio		1,651,627
378,071		Maxim Janus Large Cap Growth Portfolio		4,412,091
32,558		Maxim Loomis Sayles Small-Cap Value Portfolio		665,477
148,537		Maxim MFS International Growth Portfolio		1,638,368
206,938		Maxim MFS International Value Portfolio		1,636,880
144,205		Maxim MidCap Value Portfolio		1,407,439
60,105		Maxim Small-Cap Value Portfolio		664,764
198,071		Maxim T. Rowe Price Equity/Income Portfolio		2,897,785
39,920		Maxim T. Rowe Price MidCap Growth Portfolio		730,929
191,915		Putnam Equity Income Fund		2,888,325
113,671		Putnam Multi-Cap Value Fund A		1,411,790

TOTAL EQUITY MUTUAL FUNDS --- 45.17%			$	20,005,475

(Cost $16,557,256)

BOND MUTUAL FUNDS

377,291		Maxim Federated Bond Portfolio		3,976,644
409,924		Maxim Global Bond Portfolio		3,992,661
184,096		Maxim Putnam High Yield Bond Portfolio		1,474,609
361,720		Maxim U.S. Government Mortgage Securities Portfolio		4,412,986
125,677		Putnam High Yield Advantage Fund A		750,292

TOTAL BOND MUTUAL FUNDS --- 32.98%			$	14,607,192

(Cost $14,182,831)

FIXED INTEREST CONTRACT

Interest				Value ($)

8,082,846	*	Great-West Life & Annuity Contract	$	9,679,937

TOTAL FIXED INTEREST CONTRACT --- 21.85%
(Cost $9,339,710)

TOTAL INVESTMENTS --- 100.00%			$	44,292,604

(Cost $40,079,797)

OTHER ASSETS & LIABILITIES --- 0.00%			$	(628)

TOTAL NET ASSETS --- 100%			$	44,291,976

(Cost $40,079,797)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

(Concluded)

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	MAXIM AGGRESSIVE PROFILE I PORTFOLIO	MAXIM CONSERVATIVE PROFILE I PORTFOLIO	MAXIM MODERATE PROFILE I PORTFOLIO	MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO	MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
ASSETS:
Investments at market value, affiliated (1)	$68,514,310	$28,098,173	$182,014,554	$138,164,970	$44,292,604
Dividends receivable	1,153		1,152	1,456	281

Total assets	68,515,463	28,098,173	182,015,706	138,166,426	44,292,885

LIABILITIES:
Due to investment adviser	1,411	574	3,740	2,844	909

Total liabilities	1,411	574	3,740	2,844	909

NET ASSETS	$68,514,052	$28,097,599	$182,011,966	$138,163,582	$44,291,976

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$745,183	$335,158	$1,972,489	$1,509,924	$513,689
Additional paid-in capital	93,649,017	33,400,764	217,972,560	186,355,014	53,653,235
Net unrealized appreciation on investments	13,629,138	2,142,265	28,932,926	26,746,304	4,212,807
Undistributed net investment income			1,149	1,458	281
Accumulated net realized loss on investments	(39,509,286)	(7,780,588)	(66,867,158)	(76,449,118)	(14,088,036)

NET ASSETS	$68,514,052	$28,097,599	$182,011,966	$138,163,582	$44,291,976

NET ASSET VALUE PER OUTSTANDING SHARE	$9.19	$8.38	$9.23	$9.15	$8.62

(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Outstanding	7,451,830	3,351,578	19,724,889	15,099,235	5,136,887

(1) Cost of investments, affiliated:	$54,885,172	$25,955,908	$153,081,628	$111,418,666	$40,079,797

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	MAXIM AGGRESSIVE PROFILE I PORTFOLIO	MAXIM CONSERVATIVE PROFILE I PORTFOLIO	MAXIM MODERATE PROFILE I PORTFOLIO	MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO	MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
INVESTMENT INCOME:
Income distributions received, affiliated	$548,203	$644,401	$2,661,865	$1,888,283	$771,225

EXPENSES:
Management fees	166,329	71,617	455,556	355,765	109,504

NET INVESTMENT INCOME	381,874	572,784	2,206,309	1,532,518	661,721

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments, affiliated	(22,762,318)	4,177,858	(16,305,352)	(32,865,946)	1,897,390
Capital gain distributions received, affiliated	421,894	105,508	952,566	718,311	190,801
Change in net unrealized appreciation (depreciation) on investments	28,797,520	(2,541,341)	28,665,335	41,876,923	608,436

Net realized and unrealized gain on investments	6,457,096	1,742,025	13,312,549	9,729,288	2,696,627

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,838,970	$2,314,809	$15,518,858	$11,261,806	$3,358,348

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

		MAXIM AGGRESSIVE PROFILE I PORTFOLIO				MAXIM CONSERVATIVE PROFILE I PORTFOLIO			MAXIM MODERATE PROFILE I PORTFOLIO
		2010		2009		2010		2009	2010		2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income		$381,874		$664,071		$572,784		$1,362,986	$2,206,309		$4,009,782
Net realized gain (loss) on investments		(22,762,318)		(10,099,421)		4,177,858		(5,850,421)	(16,305,352)		(28,838,298)
Capital gain distributions received		421,894		245,220		105,508		136,139	952,566		813,786
Change in net unrealized appreciation (depreciation) on investments		28,797,520		38,615,404		(2,541,341)		13,954,121	28,665,335		82,173,688

Net increase in net assets resulting from operations		6,838,970		29,425,274		2,314,809		9,602,825	15,518,858		58,158,958

DISTRIBUTIONS:
From net investment income		(408,497)		(823,645)		(572,784)		(1,461,527)	(2,205,160)		(4,402,064)
From net realized gains		(1,460,262)		(1,631,406)		(4,539,659)		(999,680)	(15,543,827)		(7,025,590)

Total distributions		(1,868,759)		(2,455,051)		(5,112,443)		(2,461,207)	(17,748,987)		(11,427,654)

SHARE TRANSACTIONS:
Net proceeds from sales of shares		16,547,265		24,333,877		8,486,260		13,311,185	33,561,880		45,672,379
Reinvestment of distributions		1,868,759		2,455,051		5,112,443		2,461,207	17,748,987		11,427,654
Redemptions of shares		(70,432,573)		(23,102,937)		(35,670,695)		(18,104,293)	(161,978,658)		(49,282,321)

Net increase (decrease) in net assets resulting from share transactions		(52,016,549)		3,685,991		(22,071,992)		(2,331,901)	(110,667,791)		7,817,712

Total increase (decrease) in net assets		(47,046,338)		30,656,214		(24,869,626)		4,809,717	(112,897,920)		54,549,016

NET ASSETS:
Beginning of period		115,560,390		84,904,176		52,967,225		48,157,508	294,909,886		240,360,870

End of period (1)		$68,514,052		$115,560,390		$28,097,599		$52,967,225	$182,011,966		$294,909,886

OTHER INFORMATION:

SHARES:
Sold		1,966,939		3,627,106		891,430		1,561,555	3,564,723		5,618,487
Issued in reinvestment of distributions		206,409		324,364		599,699		272,508	1,927,333		1,318,281
Redeemed		(8,850,643)		(3,310,771)		(3,782,333)		(2,078,571)	(17,917,045)		(6,069,301)

Net increase (decrease)		(6,677,295)		640,699		(2,291,204)		(244,508)	(12,424,989)		867,467

(1) Including undistributed net investment income	$		$		$		$		$1,149	$

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO			MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
	2010		2009	2010		2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,532,518		$3,515,330	$661,721		$1,229,608
Net realized gain (loss) on investments	(32,865,946)		(25,879,193)	1,897,390		(7,381,814)
Capital gain distributions received	718,311		698,296	190,801		167,349
Change in net unrealized appreciation (depreciation) on investments	41,876,923		84,374,063	608,436		18,678,669

Net increase in net assets resulting from operations	11,261,806		62,708,496	3,358,348		12,693,812

DISTRIBUTIONS:
From net investment income	(1,531,060)		(3,891,490)	(661,440)		(1,326,617)
From net realized gains	(10,337,675)		(5,584,317)	(5,733,202)		(1,574,546)

Total distributions	(11,868,735)		(9,475,807)	(6,394,642)		(2,901,163)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	30,229,238		45,711,101	12,472,303		14,631,919
Reinvestment of distributions	11,868,735		9,475,807	6,394,642		2,901,163
Redemptions of shares	(178,436,122)		(47,445,246)	(42,431,772)		(14,681,865)

Net increase (decrease) in net assets resulting from share transactions	(136,338,149)		7,741,662	(23,564,827)		2,851,217

Total increase (decrease) in net assets	(136,945,078)		60,974,351	(26,601,121)		12,643,866

NET ASSETS:
Beginning of period	275,108,660		214,134,309	70,893,097		58,249,231

End of period (1)	$138,163,582		$275,108,660	$44,291,976		$70,893,097

OTHER INFORMATION:

SHARES:
Sold	3,326,943		6,032,922	1,333,362		1,750,722
Issued in reinvestment of distributions	1,304,906		1,147,032	737,368		332,685
Redeemed	(20,605,413)		(6,098,411)	(4,685,167)		(1,772,515)

Net increase (decrease)	(15,973,564)		1,081,543	(2,614,437)		310,892

(1) Including undistributed net investment income	$1,458	$		$281	$

See notes to financial statements.	(Concluded)

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE I PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$8.18	$6.29	$11.48	$11.99	$11.77

Income from Investment Operations

Net investment income	0.06	0.06	0.07	0.13	0.25
Capital gain distributions received	0.06	0.02	0.31	0.83	0.98

Total distributions received	0.12	0.08	0.38	0.96	1.23

Net realized and unrealized gain (loss) on investments	1.15	1.98	(4.74)	(0.14)	0.52

Total Income (Loss) From Investment Operations	1.27	2.06	(4.36)	0.82	1.75

Less Distributions

From net investment income	(0.06)	(0.06)	(0.07)	(0.13)	(0.25)
From net realized gains	(0.20)	(0.11)	(0.76)	(1.20)	(1.28)

Total Distributions	(0.26)	(0.17)	(0.83)	(1.33)	(1.53)

Net Asset Value, End of Period	$9.19	$8.18	$6.29	$11.48	$11.99

Total Return ±	15.55%	33.01%	(40.04% )	7.12%	15.54%

Net Assets, End of Period ($000)	$68,514	$115,560	$84,904	$134,715	$116,965

Ratio of Expenses to Average Net Assets #	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to Average Net Assets	0.57%	0.68%	0.79%	1.18%	2.25%

Portfolio Turnover Rate	28.60%	22.57%	54.34%	11.10%	13.65%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE I PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$9.39	$8.18	$10.11	$10.30	$10.20

Income from Investment Operations

Net investment income	0.20	0.25	0.37	0.31	0.32
Capital gain distributions received	0.03	0.02	0.15	0.22	0.28

Total distributions received	0.23	0.27	0.52	0.53	0.60

Net realized and unrealized gain (loss) on investments	0.57	1.37	(1.88)	0.01	0.20

Total Income (Loss) From Investment Operations	0.80	1.64	(1.36)	0.54	0.80

Less Distributions

From net investment income	(0.20)	(0.26)	(0.36)	(0.31)	(0.33)
From net realized gains	(1.61)	(0.17)	(0.21)	(0.42)	(0.37)

Total Distributions	(1.81)	(0.43)	(0.57)	(0.73)	(0.70)

Net Asset Value, End of Period	$8.38	$9.39	$8.18	$10.11	$10.30

Total Return ±	8.73%	20.39%	(13.77% )	5.56%	7.99%

Net Assets, End of Period ($000)	$28,098	$52,967	$48,158	$49,412	$43,135

Ratio of Expenses to Average Net Assets #	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to Average Net Assets	2.00%	2.67%	4.03%	3.10%	3.18%

Portfolio Turnover Rate	39.78%	32.88%	44.10%	21.14%	17.92%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE I PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$9.17	$7.68	$10.88	$11.10	$10.94

Income from Investment Operations

Net investment income	0.12	0.13	0.25	0.25	0.30
Capital gain distributions received	0.05	0.03	0.27	0.50	0.62

Total distributions received	0.17	0.16	0.52	0.75	0.92

Net realized and unrealized gain (loss) on investments	0.87	1.69	(2.96)	0.02	0.35

Total Income (Loss) From Investment Operations	1.04	1.85	(2.44)	0.77	1.27

Less Distributions

From net investment income	(0.12)	(0.14)	(0.25)	(0.24)	(0.30)
From net realized gains	(0.86)	(0.22)	(0.51)	(0.75)	(0.81)

Total Distributions	(0.98)	(0.36)	(0.76)	(0.99)	(1.11)

Net Asset Value, End of Period	$9.23	$9.17	$7.68	$10.88	$11.10

Total Return ±	11.54%	24.43%	(23.29% )	7.13%	11.98%

Net Assets, End of Period ($000)	$182,012	$294,910	$240,361	$308,070	$271,459

Ratio of Expenses to Average Net Assets #	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to Average Net Assets	1.21%	1.54%	2.63%	2.27%	2.76%

Portfolio Turnover Rate	31.53%	25.72%	47.88%	14.43%	13.40%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$8.85	$7.14	$11.13	$11.47	$11.46

Income from Investment Operations

Net investment income	0.11	0.12	0.23	0.25	0.34
Capital gain distributions received	0.05	0.02	0.28	0.58	0.74

Total distributions received	0.16	0.14	0.51	0.83	1.08

Net realized and unrealized gain (loss) on investments	0.99	1.88	(3.74)	(0.03)	0.44

Total Income (Loss) From Investment Operations	1.15	2.02	(3.23)	0.80	1.52

Less Distributions

From net investment income	(0.11)	(0.13)	(0.23)	(0.24)	(0.34)
From net realized gains	(0.74)	(0.18)	(0.53)	(0.90)	(1.17)

Total Distributions	(0.85)	(0.31)	(0.76)	(1.14)	(1.51)

Net Asset Value, End of Period	$9.15	$8.85	$7.14	$11.13	$11.47

Total Return ±	13.16%	28.58%	(30.24%)	7.25%	13.79%

Net Assets, End of Period ($000)	$138,164	$275,109	$214,134	$297,817	$258,251

Ratio of Expenses to Average Net Assets #	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to Average Net Assets	1.08%	1.47%	2.48%	2.20%	3.03%

Portfolio Turnover Rate	26.97%	23.89%	52.09%	19.00%	16.86%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$9.15	$7.83	$10.25	$10.47	$10.44

Income from Investment Operations

Net investment income	0.15	0.17	0.29	0.26	0.28

Capital gain distributions received	0.04	0.02	0.21	0.37	0.48

Total distributions received	0.19	0.19	0.50	0.63	0.76

Net realized and unrealized gain (loss) on investments	0.71	1.52	(2.30)	0.03	0.24

Total Income (Loss) From Investment Operations	0.90	1.71	(1.80)	0.66	1.00

Less Distributions

From net investment income	(0.15)	(0.18)	(0.28)	(0.26)	(0.28)
From net realized gains	(1.28)	(0.21)	(0.34)	(0.62)	(0.69)

Total Distributions	(1.43)	(0.39)	(0.62)	(0.88)	(0.97)

Net Asset Value, End of Period	$8.62	$9.15	$7.83	$10.25	$10.47

Total Return ±	10.04%	22.09%	(18.11%)	6.41%	9.90%

Net Assets, End of Period ($000)	$44,292	$70,893	$58,249	$68,748	$58,412

Ratio of Expenses to Average Net Assets #	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to Average Net Assets	1.51%	1.96%	3.07%	2.57%	2.70%

Portfolio Turnover Rate	43.28%	30.62%	48.48%	20.09%	16.27%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios; six of which became effective with the Securities and Exchange Commission (the SEC) on December 31, 2010, but were not yet capitalized. Interests in the Maxim Aggressive Profile I, Maxim Conservative Profile I, Maxim Moderate Profile I, Maxim Moderately Aggressive Profile I and Maxim Moderately Conservative Profile I Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile I Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile I Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, and to qualified retirement plans and college savings programs.

The Board of Directors has approved a new share class for the Portfolios, Class L, which became effective with the SEC on December, 31, 2010. This class of the Portfolios has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each Portfolio’s shares is determined by dividing the net assets attributable to each Portfolio by the number of issued and outstanding shares of each Portfolio on each business day.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%.

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of each Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

For these portfolios, Level 3 securities include, investments in the GWL&A Contract, where the major consideration in the valuation being the financial strength and credit rating of GWL&A, and its ability to meet ongoing obligations to the policyholders.

As of December 31, 2010, the levels of each Portfolio’s investments were as follows:

  Aggressive Profile I Portfolio

Description	Level 1	Level 2	Level 3	Total

Equity mutual funds	$68,514,310	$0	$0	$68,514,310

Conservative Profile I Portfolio

Description	Level 1	Level 2	Level 3	Total

Equity mutual funds	$8,471,538	$-	$-	$8,471,538

Bond mutual funds	13,339,958	-	-	13,339,958

Fixed interest contract	-	-	6,286,677	6,286,677

Total	$21,811,496	$0	$6,286,677	$28,098,173

Moderate Profile I Portfolio

Description	Level 1	Level 2	Level 3	Total

Equity mutual funds	$109,490,647	$-	$-	$109,490,647

Bond mutual funds	43,617,056	-	-	43,617,056

Fixed interest contract	-	-	28,906,851	28,906,851

Total	$153,107,703	$0	$28,906,851	$182,014,554

Moderately Aggressive Profile I Portfolio

Description	Level 1	Level 2	Level 3	Total

Equity mutual funds	$101,027,399	$-	$-	$101,027,399

Bond mutual funds	24,809,094	-	-	24,809,094

Fixed interest contract	-	-	12,328,477	12,328,477

Total	$125,836,493	$0	$12,328,477	$138,164,970

Moderately Conservative Profile I Portfolio

Description	Level 1	Level 2	Level 3	Total

Equity mutual funds	$20,005,475	$-	$-	$20,005,475

Bond mutual funds	14,607,192	-	-	14,607,192

Fixed interest contract	-	-	9,679,937	9,679,937

Total	$34,612,667	$0	$9,679,937	$44,292,604

The Portfolios recognize transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2010:

Description	Conservative Profile I Portfolio	Moderate Profile I Portfolio	Moderately Aggressive Profile I Portfolio	Moderately Conservative Profile I Portfolio

Beginning Balance, January 1, 2010	$11,899,977	$44,799,973	$16,429,616	$15,810,826
Total realized gains (or losses)	624,551	2,529,344	753,270	836,327
Total unrealized gains (or losses)	(531,019)	(2,104,892)	(512,097)	(687,943)
Purchases, sales and corporate actions	(5,706,832)	(16,317,574)	(4,342,312)	(6,279,273)
Transfers into (out of) Level 3	-	-	-	-

Ending Balance, December 31, 2010	$6,286,677	$28,906,851	$12,328,477	$9,679,937

Risk Factors

Investing in the Portfolios may involve certain risks including, but not limited to, those described below.

Investments in each Portfolio are subject to risks related to its allocation strategy. The success for each Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The underlying funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each of the Portfolios complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The Portfolios are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2010, the Portfolios do not have a liability for any unrecognized tax benefits. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Portfolios did not incur any interest or penalties.

The Portfolios are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2007, or state tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements (ASU No. 2010-06). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. Each Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (MCM), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolios. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolios.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $261,000 for the year ended December 31, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

The Portfolios each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Portfolios and GWL&A being an affiliated entity the Portfolios are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

On March 5, 2003, the U.S. Securities and Exchange Commission (SEC) issued exemptive relief (the Exemptive Order) to GWL&A, MCM and Maxim permitting the affiliated applicants to purchase the GWL&A Contract.

Some of the terms and conditions under which the Exemptive Order was issued are set forth below. Any deviation from these terms and conditions would require the affiliated applicants to seek permission from the SEC to implement any such deviation.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%.

The Fixed Contracts may be terminated by GWL&A or the Maxim Profile Portfolios with no more than 7 days prior written notice.

The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A or other comparable companies.

The Maxim Board of Directors must annually consider whether allocation by the Maxim Profile Portfolios to the GWLA Contract is in the best interest of the shareholders as compared to allocating such amounts to another available short duration/short term bond fund.

Each of the Portfolios may also invest in various funds affiliated with MCM & GWL&A. The following is a summary of those affiliated investments:

Below is a summary of the transactions for each underlying investment during the year ended December 31, 2010, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

Affiliate	Shares Held	Market Value 12/31/2009	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2010

Aggressive Profile I Portfolio

Maxim Invesco ADR Portfolio	492,354	$9,964,742	$1,772,315	$8,859,381	$(3,395,405)	$101,369	$6,243,045

Maxim Janus Large Cap Growth Portfolio	990,662	13,639,009	5,967,896	9,912,721	(1,666,466)	6,805	11,561,030

Maxim Loomis Sayles Small-Cap Value Portfolio	133,822	7,658,388	362,600	7,197,500	(1,454,216)	12,473	2,735,324

Maxim MFS International Growth Portfolio	561,455	9,900,375	1,648,143	8,041,134	(2,527,925)	55,144	6,192,849

Maxim MFS International Value Portfolio	784,339	9,844,643	1,546,588	9,498,013	(4,101,312)	89,682	6,204,124

Maxim MidCap Value Portfolio	642,278	11,243,106	663,606	8,318,136	(1,713,292)	60,393	6,268,629

Maxim Small-Cap Growth Portfolio	182,059	5,805,766	499,538	3,996,541	(517,505)	-	3,391,760

Maxim Small-Cap Value Portfolio	247,053	7,655,558	410,475	6,648,745	(570,029)	18,641	2,732,406

Maxim T. Rowe Price Equity/Income Portfolio	469,694	9,323,925	2,390,474	8,290,922	(2,876,109)	110,104	6,871,619

Maxim T. Rowe Price MidCap Growth Portfolio	173,101	10,013,940	533,325	8,961,013	(980,960)	-	3,169,486

Putnam Equity Income Fund	455,095	9,281,454	2,438,576	6,415,909	(1,120,008)	92,556	6,849,185

Putnam Multi-Cap Value Fund	506,832	11,231,882	725,796	8,665,317	(1,839,091)	1,036	6,294,853

TOTAL					$(22,762,318)	$548,203	$68,514,310

Affiliate	Shares/Interest Held	Market Value 12/31/2009	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2010

Conservative Profile I Portfolio

Great-West Life & Annuity Contract	5,249,439	$11,899,977	$1,815,570	$6,978,527	$624,551	$-	$6,286,677

Maxim Federated Bond Portfolio	279,519	5,333,626	984,300	3,261,757	211,878	109,533	2,946,135

Maxim Global Bond Portfolio	303,693	3,403,152	1,888,642	2,571,217	(54,104)	64,717	2,957,973

Maxim Invesco ADR Portfolio	52,514	982,665	352,816	647,037	48,215	10,759	665,875

Maxim Janus Large Cap Growth Portfolio	144,054	3,811,830	531,267	2,126,552	604,934	983	1,681,110

Maxim Loomis Sayles Small-Cap Value Portfolio	-	996,345	50,124	793,365	268,177	295	-

Maxim MFS International Growth Portfolio	60,142	987,061	347,426	636,044	82,805	5,868	663,361

Maxim MFS International Value Portfolio	83,657	981,511	327,762	476,953	213,827	9,503	661,727

Maxim MidCap Value Portfolio	81,754	1,364,640	279,020	779,735	215,449	7,805	797,919

Maxim Putnam High Yield Bond Portfolio	140,426	3,382,974	590,205	2,632,574	293,355	82,752	1,124,811

Maxim Short Duration Bond Portfolio	176,415	3,814,599	560,292	2,525,194	100,799	73,509	1,817,079

Maxim Small-Cap Value Portfolio	-	999,792	48,273	764,375	330,581	376	-

Maxim T. Rowe Price Equity/Income Portfolio	96,756	2,144,532	653,526	1,389,006	159,229	23,492	1,415,540

Maxim T. Rowe Price MidCap Growth Portfolio	20,464	180,866	393,868	244,224	15,580	-	374,690

Maxim U.S. Government Mortgage Securities Portfolio	321,581	5,779,036	2,113,282	3,826,741	176,207	146,289	3,923,289

Putnam Equity Income Fund	93,750	2,137,467	672,591	1,440,761	93,570	19,948	1,410,940

Putnam High Yield Advantage Fund	95,590	3,404,970	315,556	2,851,662	361,229	88,437	570,671

Putnam Multi-Cap Value Fund	64,443	1,363,275	279,607	587,205	431,576	135	800,376

TOTAL					$4,177,858	$644,401	$28,098,173

Affiliate	Shares/Interest Held	Market Value 12/31/2009	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2010

Moderate Profile I Portfolio

Great-West Life & Annuity Contract	24,137,513	$44,799,973	$8,499,238	$22,638,726	$2,529,344	$-	$28,906,851

Maxim Federated Bond Portfolio	1,204,938	21,604,430	3,248,458	11,865,431	732,413	472,830	12,700,042

Maxim Global Bond Portfolio	1,309,171	16,295,624	5,116,389	10,550,874	(1,137,520)	282,629	12,751,322

Maxim Invesco ADR Portfolio	776,794	15,235,424	2,340,854	12,245,640	(4,439,939)	159,816	9,849,747

Maxim Janus Large Cap Growth Portfolio	1,862,941	31,180,684	6,706,507	19,795,464	(3,131,329)	12,775	21,740,517

Maxim Loomis Sayles Small-Cap Value Portfolio	133,692	12,193,212	500,457	11,016,019	(502,900)	14,346	2,732,656

Maxim MFS International Growth Portfolio	887,475	15,166,917	2,328,670	11,426,453	(3,308,603)	87,020	9,788,851

Maxim MFS International Value Portfolio	1,237,460	15,051,913	2,023,223	10,514,532	(2,782,666)	141,264	9,788,306

Maxim MidCap Value Portfolio	607,091	13,397,205	819,751	10,110,451	(712,401)	60,994	5,925,210

Maxim Putnam High Yield Bond Portfolio	454,013	6,626,922	1,547,231	5,817,901	(1,125,985)	238,679	3,636,644

Maxim Small-Cap Growth Portfolio	291,009	2,227,866	5,318,775	2,950,469	73,487	-	5,421,492

Maxim Small-Cap Value Portfolio	246,812	12,199,847	521,969	10,040,692	967,845	20,999	2,729,744

Maxim T. Rowe Price Equity/Income Portfolio	1,001,034	16,870,328	6,385,064	13,374,418	(3,439,861)	236,352	14,645,129

Maxim T. Rowe Price MidCap Growth Portfolio	345,614	13,680,736	907,261	9,180,485	265,763	-	6,328,193

Maxim U.S. Government Mortgage Securities Portfolio	1,039,692	21,506,681	3,491,901	11,874,979	642,470	494,609	12,684,239

Putnam Equity Income Fund	969,919	16,814,354	6,511,120	11,791,737	(2,008,834)	197,958	14,597,282

Putnam High Yield Advantage Fund	309,013	6,680,129	651,680	5,541,296	73,906	240,604	1,844,809

Putnam Multi-Cap Value Fund	478,544	13,383,734	850,675	8,600,418	999,458	990	5,943,520

TOTAL					$(16,305,352)	$2,661,865	$182,014,554

Affiliate	Shares/Interest Held	Market Value 12/31/2009	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2010

Moderately Aggressive Profile I Portfolio

Great-West Life & Annuity Contract	10,294,404	$16,429,616	$8,283,298	$11,935,822	$753,270	$-	$12,328,477

Maxim Federated Bond Portfolio	652,563	13,643,512	2,237,336	8,700,536	562,656	251,459	6,878,009

Maxim Global Bond Portfolio	709,009	13,808,542	1,427,705	9,632,245	(870,404)	157,480	6,905,744

Maxim Invesco ADR Portfolio	699,456	16,633,393	2,267,378	15,596,315	(5,711,884)	144,143	8,869,102

Maxim Janus Large Cap Growth Portfolio	1,530,176	29,755,911	6,681,473	21,895,892	(3,244,232)	10,514	17,857,153

Maxim Loomis Sayles Small-Cap Value Portfolio	168,939	9,489,699	376,038	8,628,460	(1,687,389)	15,531	3,453,116

Maxim MFS International Growth Portfolio	798,885	16,553,781	2,290,112	14,460,718	(4,338,132)	78,488	8,811,705

Maxim MFS International Value Portfolio	1,114,263	16,460,582	1,993,429	14,071,789	(4,199,779)	127,449	8,813,823

Maxim MidCap Value Portfolio	896,506	19,744,920	946,867	16,098,124	(2,804,621)	86,546	8,749,896

Maxim Putnam High Yield Bond Portfolio	344,232	6,177,133	1,240,987	5,567,206	(788,926)	179,789	2,757,296

Maxim Small-Cap Growth Portfolio	220,641	12,459,906	639,603	9,937,010	(278,435)	-	4,110,541

Maxim Small-Cap Value Portfolio	311,883	9,471,881	409,281	7,700,176	(393,444)	23,220	3,449,428

Maxim T. Rowe Price Equity/Income Portfolio	806,410	21,194,725	2,624,937	19,491,752	(6,524,415)	194,825	11,797,778

Maxim T. Rowe Price MidCap Growth Portfolio	250,063	12,641,931	583,124	9,821,747	(407,231)	-	4,578,661

Maxim U.S. Government Mortgage Securities Portfolio	563,069	13,600,196	2,425,494	8,877,290	420,731	263,596	6,869,443

Putnam Equity Income Fund	781,346	21,124,402	2,784,417	15,532,585	(2,737,951)	166,251	11,759,261

Putnam High Yield Advantage Fund	234,272	6,226,479	554,763	5,279,485	194,683	187,534	1,398,602

Putnam Multi-Cap Value Fund	706,678	19,697,746	1,028,696	14,394,094	(810,443)	1,458	8,776,935

TOTAL					$(32,865,946)	$1,888,283	$138,164,970

Affiliate	Shares/Interest Held		Market Value 12/31/2009		Purchase Cost		Sales Cost		Realized Gain/(Loss)		Dividends Received			Market Value 12/31/2010

Moderately Conservative Profile I Portfolio

Great-West Life & Annuity Contract	8,082,846	$	15,810,826	$	2,930,013	$	8,486,622	$	836,327	$	-	$		9,679,937

Maxim Federated Bond Portfolio	377,291		5,549,984		1,760,403		3,249,680		201,607		139,492			3,976,644

Maxim Global Bond Portfolio	409,924		4,276,984		2,340,745		3,039,800		(202,737)		86,323			3,992,661

Maxim Invesco ADR Portfolio	130,254		2,467,716		579,165		1,848,721		(437,328)		26,788			1,651,627

Maxim Janus Large Cap Growth Portfolio	378,071		5,808,498		2,108,695		3,660,706		(45,134)		2,592			4,412,091

Maxim Loomis Sayles Small-Cap Value Portfolio	32,558		2,933,618		241,293		2,377,818		256,606		3,486			665,477

Maxim MFS International Growth Portfolio	148,537		2,451,797		585,070		1,742,744		(274,674)		14,559			1,638,368

Maxim MFS International Value Portfolio	206,938		2,430,881		533,336		1,384,106		18,848		23,614			1,636,880

Maxim MidCap Value Portfolio	144,205		1,887,310		545,922		1,206,073		35,527		13,358			1,407,439

Maxim Putnam High Yield Bond Portfolio	184,096		3,103,691		735,300		2,541,145		(109,261)		99,889			1,474,609

Maxim Short Duration Bond Portfolio	-		1,321,880		70,448		1,368,274		49,166		7,438			-

Maxim Small-Cap Value Portfolio	60,105		2,935,214		238,363		2,280,670		464,353		5,069			664,764

Maxim T. Rowe Price Equity/Income Portfolio	198,071		3,134,144		1,654,073		2,311,822		(167,724)		46,284			2,897,785

Maxim T. Rowe Price MidCap Growth Portfolio	39,920		2,964,485		258,941		1,867,646		788,979		-			730,929

Maxim U.S. Government Mortgage Securities Portfolio	361,720		5,700,870		2,367,380		3,513,540		181,035		160,477			4,412,986

Putnam Equity Income Fund	191,915		3,116,724		1,688,402		2,222,512		(99,162)		38,391			2,888,325

Putnam High Yield Advantage Fund	125,677		3,121,568		375,854		2,684,507		116,790		103,229			750,292

Putnam Multi-Cap Value Fund	113,671		1,878,371		540,550		977,958		284,172		236			1,411,790

TOTAL								$	1,897,390	$	771,225		$	44,292,604

3.	PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the year ended December 31, 2010, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

		Purchases		Sales
Aggressive Profile I Portfolio	$	18,959,332	$	72,043,012
Conservative Profile I Portfolio		12,204,126		38,710,788
Moderate Profile I Portfolio		57,769,224		183,030,632
Moderately Aggressive Profile I Portfolio		38,794,939		184,755,301
Moderately Conservative Profile I Portfolio		19,553,952		48,661,735

4.	UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2010 were as follows:

		Cost For Income Tax Purposes		Gross Appreciation		Gross Depreciation		Net Unrealized Appreciation/ (Depreciation)
Aggressive Profile I Portfolio	$	95,115,199	$	226,696	$	(26,827,584)	$	(26,600,888)
Conservative Profile I Portfolio		34,185,486		268,911		(6,356,222)		(6,087,311)
Moderate Profile I Portfolio		222,438,445		1,878,046		(42,301,936)		(40,423,890)
Moderately Aggressive Profile I Portfolio		190,060,093		271,032		(52,166,156)		(51,895,124)
Moderately Conservative Profile I Portfolio		54,846,687		340,226		(10,894,306)		(10,554,080)

5.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2010 and 2009 were as follows:

Aggressive Profile I Portfolio		2010		2009
Distributions paid from:
Ordinary income	$	381,874	$	721,767
Long-term capital gain		1,486,885		1,733,284

	$	1,868,759	$	2,455,051

Conservative Profile I Portfolio		2010		2009
Distributions paid from:
Ordinary income	$	576,261	$	1,422,088
Long-term capital gain		4,536,182		1,039,119

	$	5,112,443	$	2,461,207

Moderate Profile I Portfolio		2010		2009
Distributions paid from:
Ordinary income	$	2,260,821	$	4,170,450
Long-term capital gain		15,488,166		7,257,204

	$	17,748,987	$	11,427,654

Moderately Aggressive Profile I Portfolio		2010		2009
Distributions paid from:
Ordinary income	$	1,646,307	$	3,693,588
Long-term capital gain		10,222,428		5,782,219

	$	11,868,735	$	9,475,807

Moderately Conservative Profile I Portfolio		2010		2009
Distributions paid from:
Ordinary income	$	661,440	$	1,281,387
Long-term capital gain		5,733,202		1,619,776

	$	6,394,642	$	2,901,163

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Aggressive Profile I Portfolio
Undistributed ordinary income	$	-
Undistributed capital gains		720,740

Net accumulated earnings		720,740

Net unrealized depreciation on investments		(26,600,888)
Capital loss carryforwards		-
Post-October losses		-

Tax composition of capital	$	(25,880,148)

Conservative Profile I Portfolio
Undistributed ordinary income	$	9,311
Undistributed capital gains		439,677

Net accumulated earnings		448,988

Net unrealized depreciation on investments		(6,087,311)
Capital loss carryforwards		-
Post-October losses		-

Tax composition of capital	$	(5,638,323)

Moderate Profile I Portfolio
Undistributed ordinary income	$	87,001
Undistributed capital gains		2,403,806

Net accumulated earnings		2,490,807

Net unrealized depreciation on investments		(40,423,890)
Capital loss carryforwards		-
Post-October losses		-

Tax composition of capital	$	(37,933,083)

Moderately Aggressive Profile I Portfolio
Undistributed ordinary income	$	1,458
Undistributed capital gains		2,192,310

Net accumulated earnings		2,193,768

Net unrealized depreciation on investments		(51,895,124)
Capital loss carryforwards		-
Post-October losses		-

Tax composition of capital	$	(49,701,356)

Moderately Conservative Profile I Portfolio
Undistributed ordinary income	$	280
Undistributed capital gains		678,852

Net accumulated earnings		679,132

Net unrealized depreciation on investments		(10,554,080)
Capital loss carryforwards		-
Post-October losses		-

Tax composition of capital	$	(9,874,948)

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. For the year ended December 31, 2010 the Portfolios reclassified the following permanent book and tax differences of: Aggressive Profile I Portfolio reclassified $26,623 from overdistributed net investment income to accumulated net realized loss on investments. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

6.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2010, the following are the percentages that qualify for the dividend received deduction available to the Portfolios’ corporate shareholders.

Percent of Ordinary Income Distributions Qualifying for Dividends Received Deduction
Aggressive Profile I Portfolio	79.09%
Conservative Profile I Portfolio	9.16%
Moderate Profile I Portfolio	23.28%
Moderately Aggressive Profile I Portfolio	30.23%
Moderately Conservative Profile I Portfolio	16.64%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Maxim Aggressive Profile I Portfolio, Maxim Conservative Profile I Portfolio, Maxim Moderate Profile I Portfolio, Maxim Moderately Aggressive Profile I Portfolio, and Maxim Moderately Conservative Profile I Portfolio of the Maxim Series Fund, Inc. (each a “Portfolio,” collectively the “Fund”) as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial positions of Maxim Aggressive Profile I Portfolio, Maxim Conservative Profile I Portfolio, Maxim Moderate Profile I Portfolio, Maxim Moderately Aggressive Profile I Portfolio, and Maxim Moderately Conservative Profile I Portfolio of the Maxim Series Fund, Inc. as of December 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 and the schedules of investments, the financial statements include investments valued at $6,286,677 (22% of net assets) for Maxim Conservative Profile I Portfolio, $28,906,851 (16% of net assets) for Maxim Moderate Profile I Portfolio, $12,328,477 (9% of net assets) for Maxim Moderately Aggressive Profile I Portfolio, and $9,679,937 (22% of net assets) for Maxim Moderately Conservative Profile I Portfolio, whose values have been estimated by the Board of Directors in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of value of such securities and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and the differences could be material.

/s/ DELOITTE & TOUCHE LLP

Costa Mesa, California

February 25, 2011

Fund Directors and Officers

Maxim Series Fund, Inc. (the “Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 60 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943) 2011	Chairman, SGM Capital, LLC

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, MCM

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer

2008 (as Treasurer and Investment Operations Compliance Officer)

2010 (as Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer, MCM

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, MCM

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.   CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $390,120 for fiscal year 2009 and $418,850 for fiscal year 2010.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2009 and $84,800 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $144,625 for fiscal year 2009 and $238,700 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities.   The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund’s primary investment adviser.

such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2009 equaled $985,800 and for fiscal year 2010 equaled $1,060,100.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)            (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

                (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 23, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	February 23, 2011